Stradley, Ronon, Stevens & Young, LLP
2600 One Commerce Square
Philadelphia, Pennsylvania 19103-7098
Telephone: (215) 564-8000

June 29, 2010

VIA EDGAR TRANSMISSION

Filing Desk
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, DC  20549
Attention: James O’Connor

RE:         Delaware Pooled Trust (the “Registrant”)
File Nos. 811-06322; 033-40991

Dear Sir or Madam:

On behalf of the Registrant, and pursuant to Rule 485(b) under the Securities Act of 1933, as amended (the “1933 Act”), please find transmitted herewith for filing via the EDGAR system Post-Effective Amendment No. 68 (the “Amendment”) to the Registrant’s Registration Statement on Form N-1A.  The Registrant is filing this Amendment for the purposes of: (i) responding to comments received from the Staff of the Securities and Exchange Commission (the “SEC”) concerning Post-Effective Amendment No. 67 to the Registrant's Registration Statement on Form N-1A, which was filed with the SEC on April 15, 2010 pursuant to Rule 485(a)(1) under the 1933 Act for the purpose of adding a new series of shares to the Registrant, designated as The Delaware Macquarie Real Estate Portfolio (the “Fund”); and (ii) making certain other non-material changes to other information contained in the Fund’s prospectus and statement of additional information.  In our judgment as counsel to the Registrant, this Amendment does not contain disclosures that would render it ineligible to become effective pursuant to paragraph (b) of Rule 485.

As noted on the facing sheet, the Amendment relates only to the Fund, and the Amendment does not affect the prospectuses and statement of additional information of the Registrant’s other series of shares.

If you have any questions or comments regarding this filing, please call me at (215) 564-8099.

                                                                                                                                                                      Very truly yours,

                                                                                                      /s/Jonathan M. Kopcsik
                                                                                                                                                                      Jonathan M. Kopcsik

cc:           Bruce G. Leto
Kathryn R. Williams